Commitments and contingent liabilities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 17,473
Uncalled capital commitments for investments in funds	50
Not later than one year
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	465
Commitments related to acquisitions of businesses and interests in intellectual property	200
Later than one year and not later than two years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	1,376
Later than two years and not later than three years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	1,246
Later than three years and not later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	802
Later than four years and not later than five years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	1,180
Later than five years
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	12,404
Later than five years and not later than six years
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments related to acquisitions of businesses and interests in intellectual property	200
Later than six years
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments related to acquisitions of businesses and interests in intellectual property	$ 400